Related Party Transactions (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	May 27, 2016	Nov. 09, 2011	Dec. 31, 2017	Dec. 31, 2016
Axionlog Distribution B.V. [Member]
Related Party Transaction [Line Items]
Revolving loan, related parties, borrowing capacity		$ 12,000
Revolving loan maturity date			Nov. 07, 2016
Proceeds from related party debt	$ 1,800
Accounts payable, related party			$ 11,727	$ 10,355
Lacoop, A.C. And Lacoop II, S. C. [Member]
Related Party Transaction [Line Items]
Other receivables, related party			2,112	1,315
Accounts payable, related party			$ 1,113	$ 1,299
LIBOR [Member] | Axionlog Distribution B.V. [Member]
Related Party Transaction [Line Items]
Debt instrument, basis spread on variable rate (as a percent)		6.00%